PREMISES LEASES	12 Months Ended
Sep. 30, 2023
Presentation of leases for lessee [abstract]
PREMISES LEASES [Text Block]

11. PREMISES LEASES

Commencing June 1, 2021, the Company entered into a commercial laboratory lease in Wauwatosa, Wisconsin USA for a term of one year at a monthly base rent of US$1,709. For the period ended September 30, 2023, $15,170 is included in laboratory costs (see Note 10).

Commencing September 1, 2021, the Company entered into an apartment lease in New York, New York USA for a term of one year at a monthly base rent of US$5,300. Commencing September 1, 2022, the Company extended the lease for a term of two years at a monthly base rent of US$5,510 for the first year and US$5,630 for the second year of the lease.

(a) Right-of-Use Assets

As at September 30, 2023, $66,413 of right-of-use assets are recorded as follows:

2023

As at September 30, 2021	$-
Inception of lease	144,900
Depreciation	(6,037)
As at September 30, 2022	$138,863

Depreciation	(72,450)
As at September 30, 2023	$66,413

(b) Lease Liabilities

Minimum lease payments in respect of lease liabilities and the effect of discounting are as follows:

	Year ended September 30, 2023	Year ended September 30, 2022

Undiscounted minimum lease payments:
Less than one year	$80,509	$86,112
Two to three years	-	80,509
	80,509	166,621
Effect of discounting	(6,960)	(26,710)
Present value of minimum lease payments	73,549	139,911
Less current portion	(73,549)	(67,928)
Long-term portion	$-	$71,983

(c) Lease Liability Continuity

The lease liability continuity is as follows:

2022

As at September 30, 2021	$-
Inception of lease	144,900
Cash flows:
Principal payments	(4,989)
As at September 30, 2022	$139,911
Cash flows:
Principal payments	(66,362)
As at September 30, 2023	$73,549

During the year ended September 30, 2023, interest of $19,750 and depreciation of $72,450 is included in the office and administrative expense on the consolidated statements of comprehensive loss.